UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from August 1, 2014 to August 31, 2014

Commission File Number of issuing entity 333-166240-01 and 333-189182-01

World Financial Network Credit Card Master Note Trust
(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor: 333-166240 and 333-189182

WFN Credit Company, LLC
(Exact Name of Registrant as Specified in its Charter)

Comenity Bank
(Exact Name of Registrant as Specified in its Charter)

Delaware	31-1772814
(State or other jurisdiction of Incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

One Righter Parkway, Suite 100 Wilmington, Delaware	19803
(Address of principal executive offices of issuing entity)	(Zip Code)

(302) 529-6140
(Telephone number, including area code)

N/A
(Former Name, former address, if changed since last report)

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b)
	Section 12(b)	Section 12(g)	Section 15(d)
Series 2010-A, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2011-A, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2011-B, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2012-A, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2012-B, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2012-C, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2012-D, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2013-A, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2013-B, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2014-A, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2014-B, Class A, Class M, Class B, Class C and Class D	☐	☐	☒

Indicate by check mark whether the registrant: (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐ [Check]

PART I – DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

The response to Item 1 is set forth below and in Exhibit 99.1.

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time? Yes ☐ No ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants? Yes ☐ No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures? Yes ☐ No ☒

For each of Series 2010-A, Series 2011-A, Series 2011-B, Series 2012-A, Series 2012-B, Series 2012-C, Series 2012-D, Series 2013-A, Series 2013-B, Series 2014-A and Series 2014-B is the applicable Portfolio Yield averaged over any three consecutive Monthly Periods less than the applicable Base Rate averaged over such period? Yes ☐ No ☒

Was the depositor required to designate additional accounts during the distribution period because: (i) the average Transferor Amount was less than the average Minimum Transferor Amount during any period of 30 consecutive days or (ii) the aggregate amount of principal receivables plus amounts in the Excess Funding Account was less than the Required Principal Balance on any business day during the distribution period? Yes ☐ No ☒

No assets securitized by the depositor and held by World Financial Network Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from  September 1, 2014 to September 30, 2014.

The depositor filed its most recent Form ABS-15G on February 3, 2014. The CIK number of the depositor is 0001139552.

Item 9.  Exhibits.

Exhibit No.	Document Description
99.1
Monthly Noteholder's Statement for World Financial Network Credit Card Master Note Trust, Series 2010-A, Series 2011-A, Series 2011-B, Series 2012-A, Series 2012-B, Series 2012-C, Series 2012-D, Series 2013-A, Series 2013-B, Series 2014-A and Series 2014-B for the October 15, 2014 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WFN Credit Company, LLC, as depositor

Dated: October 15, 2014	By:	/s/ Randy J. Redcay
	Name:	Randy J. Redcay
	Title:	Chief Financial Officer

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1
Monthly Noteholder's Statement for World Financial Network Credit Card Master Note Trust, Series 2010-A, Series 2011-A, Series 2011-B, Series 2012-A, Series 2012-B, Series 2012-C, Series 2012-D, Series 2013-A, Series 2013-B, Series 2014-A and Series 2014-B for the October 15, 2014 Payment Date.